Earnings per share - Summary of Computation of Basic and Diluted Net Income Per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings
Net income attributable to equity holders of the Company	¥ 3,029	¥ 4,155	¥ 3,982
Shares
Weighted average ordinary shares outstanding, used in computing basic earnings per share	3,321,067,177	3,313,527,847	3,272,754,403
Dilution effect- adjustments for share options and RSUs	41,978,580	46,932,912	74,817,935
Shares used in computing diluted earnings per share	3,363,045,757	3,360,460,759	3,347,572,338
Class A And Class B Ordinary Shares [Member]
Basic earnings per share calculation
Basic	¥ 0.91	¥ 1.25	¥ 1.22
Diluted earnings per share calculation
Diluted	0.90	1.24	1.19
American Depositary Shares [Member]
Basic earnings per share calculation
Basic	1.82	2.51	2.43
Diluted earnings per share calculation
Diluted	¥ 1.80	¥ 2.47	¥ 2.38